PROPERTY, PLANT AND EQUIPMENT (PP&E)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
9) PROPERTY, PLANT AND EQUIPMENT (PP&E)
Details of property, plant and equipment at December 31, 2021 and 2022 are as follow:

	Thousands of U.S. dollars
	Balance at December 31, 2020	Additions	Disposals	Transfers	Translation Differences	Hyperinflation Adjustments	Balance at December 31, 2021
Cost
Buildings	15,824	147	—	(5,803)	(1,321)	—	8,847
Plant and machinery	4,519	40	(234)	(954)	(88)	32	3,315
Furniture, tools and other tangible assets	315,448	12,161	(5,056)	14,122	(10,559)	8,182	334,298
PP&E under construction	14,070	8,783	—	(7,365)	(7,855)	—	7,633
Total cost	349,861	21,131	(5,290)	—	(19,823)	8,214	354,093
Accumulated depreciation
Buildings	(4,586)	(198)	—	—	275	—	(4,509)
Plant and machinery	(8,265)	(331)	234	—	5,215	(18)	(3,165)
Furniture, tools and other tangible assets	(246,122)	(23,122)	5,056	—	6,857	(7,693)	(265,024)
Total accumulated depreciation	(258,973)	(23,651)	5,290	—	12,347	(7,711)	(272,698)
Property, plant and equipment	90,888	(2,520)	—	—	(7,476)	503	81,395

	Thousands of U.S. dollars
	Balance at December 31, 2021	Additions	Disposals(¹)	Transfers	Translation Differences	Hyperinflation Adjustments	Balance at December 31, 2022
Cost
Buildings	8,847	—	—	—	(11)	—	8,836
Plant and machinery	3,315	—	(1,622)	—	(1,693)	—	—
Furniture, tools and other tangible assets	334,298	3,450	(10,412)	4,329	18,878	10,424	360,967
PP&E under construction	7,633	1,580	(207)	(4,329)	214	—	4,891
Total cost	354,093	5,030	(12,241)	—	17,388	10,424	374,694
Accumulated depreciation
Buildings	(4,509)	(470)	—	—	(82)	—	(5,061)
Plant and machinery	(3,165)	(6)	1,626	248	1,297	—	—
Furniture, tools and other tangible assets	(265,024)	(24,262)	10,636	(248)	(11,477)	(9,985)	(300,360)
Total accumulated depreciation	(272,698)	(24,738)	12,262	—	(10,262)	(9,985)	(305,421)
Impairment	—	(811)	—	—	(21)	—	(832)
Property, plant and equipment	81,395	(20,519)	21	—	7,105	439	68,441

(1)    For December 31, 2022, the higher amount of disposal is mainly composed of the effect coming from the implementation of the new ERP system, in which the assets were considered in the residual value (net of depreciation) without modification in the years of useful life of the assets. This effect coming from the implementation of the new ERP system did not impact the income statement and cash flow statement, only balance sheet effect.
For December 31, 2022 based on Company´s evaluation there are no internal or external factor that could indicate an impairment of property, plant and equipment and no impairment was recognized on items of property, plant and equipment in 2021 and 2022